Expected credit loss measurement - Maximum exposure to credit risk (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total maximum exposure to credit risk reflected on the balance sheet within the scope of ECL
Credit enhancements
Collateral and credit enhancements related to credit-impaired financial assets measured at amortized cost	$ 3,824	$ 1,372
Collateral and credit enhancements related to off-balance sheet financial instruments and other credit lines for credit-impaired positions	237	113
Total maximum exposure to credit risk reflected on the balance sheet within the scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	1,192,000	729,800
Collateral
Cash collateral received	40,400	33,700
Collateralized by equity and debt instruments	228,500	181,000
Secured by real estate	373,000	197,900
Other collateral	47,500	23,400
Credit enhancements
Netting	32,900	22,900
Credit derivative contracts	0	0
Guarantees and sub-participations	12,100	3,000
Exposure to credit risk after collateral and credit enhancements	457,600	268,000
Total maximum exposure to credit risk reflected on the balance sheet within the scope of ECL | Financial Assets At Amortised Cost [Member] | of which: Credit Suisse
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	443,400
Collateral
Cash collateral received	12,700
Collateralized by equity and debt instruments	51,600
Secured by real estate	150,200
Other collateral	18,400
Credit enhancements
Netting	10,100
Credit derivative contracts	0
Guarantees and sub-participations	9,300
Exposure to credit risk after collateral and credit enhancements	191,100
Total financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	1,189,800	727,600
Collateral
Cash collateral received	40,400	33,700
Collateralized by equity and debt instruments	228,500	181,000
Secured by real estate	373,000	197,900
Other collateral	47,500	23,400
Credit enhancements
Netting	32,900	22,900
Credit derivative contracts	0	0
Guarantees and sub-participations	12,100	3,000
Exposure to credit risk after collateral and credit enhancements	455,400	265,800
Cash and balances at central banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	314,100	169,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	314,100	169,400
Amounts due from banks | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	21,200	14,800
Collateral
Cash collateral received	0
Collateralized by equity and debt instruments	200	0
Other collateral	200
Credit enhancements
Guarantees and sub-participations	300	100
Exposure to credit risk after collateral and credit enhancements	20,500	14,700
Receivables from securities financing transactions measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	99,000	67,800
Collateral
Cash collateral received	0	0
Collateralized by equity and debt instruments	95,600	64,500
Other collateral	2,800	2,400
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	700	900
Cash collateral receivables on derivative instruments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	50,100	35,000
Credit enhancements
Netting	32,900	22,900
Exposure to credit risk after collateral and credit enhancements	17,200	12,100
Loans and advances to customers | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	639,800	387,200
Collateral
Cash collateral received	40,200	33,600
Collateralized by equity and debt instruments	131,900	115,900
Secured by real estate	372,900	197,800
Other collateral	38,900	19,600
Credit enhancements
Credit derivative contracts	0
Guarantees and sub-participations	11,900	3,000
Exposure to credit risk after collateral and credit enhancements	44,100	17,300
Other financial assets measured at amortized cost | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	65,500	53,300
Collateral
Cash collateral received	100	100
Collateralized by equity and debt instruments	800	500
Secured by real estate	100	0
Other collateral	5,700	1,300
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	58,800	51,300
Financial assets measured at fair value through other comprehensive income - debt | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	2,200	2,200
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	2,200	2,200
Total maximum exposure to credit risk not reflected on the balance sheet within the scope of ECL | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	319,200	107,200
Collateral
Cash collateral received	23,700	1,600
Collateralized by equity and debt instruments	101,600	24,400
Secured by real estate	20,100	7,500
Other collateral	26,600	14,700
Credit enhancements
Netting	0	0
Credit derivative contracts	500	100
Guarantees and sub-participations	14,800	3,300
Exposure to credit risk after collateral and credit enhancements	131,800	55,700
Total maximum exposure to credit risk not reflected on the balance sheet within the scope of ECL | Financial Assets At Amortised Cost [Member] | of which: Credit Suisse
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	186,900
Collateral
Cash collateral received	21,400
Collateralized by equity and debt instruments	60,300
Secured by real estate	11,100
Other collateral	10,900
Credit enhancements
Netting	0
Credit derivative contracts	500
Guarantees and sub-participations	11,300
Exposure to credit risk after collateral and credit enhancements	71,500
Guarantees | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	46,100	22,100
Collateral
Cash collateral received	2,900	1,200
Collateralized by equity and debt instruments	21,400	9,300
Secured by real estate	300	100
Other collateral	3,400	2,000
Credit enhancements
Credit derivative contracts	100
Guarantees and sub-participations	4,600	1,800
Exposure to credit risk after collateral and credit enhancements	13,300	7,700
Loan commitments | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	91,500	39,900
Collateral
Cash collateral received	500	200
Collateralized by equity and debt instruments	3,200	3,100
Secured by real estate	2,200	1,300
Other collateral	17,100	6,500
Credit enhancements
Credit derivative contracts	400	100
Guarantees and sub-participations	5,900	1,000
Exposure to credit risk after collateral and credit enhancements	62,300	27,800
Forward starting transactions, reverse repurchase and securities borrowing agreements | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	18,400	3,800
Collateral
Collateralized by equity and debt instruments	18,400	3,800
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0	0
Committed unconditionally revocable credit lines | Financial Assets At Amortised Cost [Member]
Maximum Exposure To Credit Risk Expected Credit Loss [Line Items]
Maximum exposure to credit risk	163,200	41,400
Collateral
Cash collateral received	20,300	200
Collateralized by equity and debt instruments	58,500	8,200
Secured by real estate	17,600	6,000
Other collateral	6,200	6,200
Credit enhancements
Guarantees and sub-participations	4,400	500
Exposure to credit risk after collateral and credit enhancements	$ 56,200	$ 20,200